Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
June 30, 2022

Dates Covered
Collections Period	06/01/22 - 06/30/22
Interest Accrual Period	06/15/22 - 07/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/22	783,560,275.84	38,408
Yield Supplement Overcollateralization Amount 05/31/22	19,201,470.80	0
Receivables Balance 05/31/22	802,761,746.64	38,408
Principal Payments	31,612,520.13	774
Defaulted Receivables	891,977.90	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/22	18,159,597.34	0
Pool Balance at 06/30/22	752,097,651.27	37,603

Pool Statistics	$ Amount	# of Accounts
Pool Factor	64.03%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,702,564.81	277
Past Due 61-90 days	2,399,228.32	88
Past Due 91-120 days	409,721.60	17
Past Due 121+ days	0.00	0
Total	9,511,514.73	382

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.23%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	622,848.62
Aggregate Net Losses/(Gains) - June 2022	269,129.28
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.40%
Prior Net Losses/(Gains) Ratio	0.11%
Second Prior Net Losses/(Gains) Ratio	0.23%
Third Prior Net Losses Ratio/(Gains)	0.04%
Four Month Average	0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.15%

Overcollateralization Target Amount	8,649,122.99
Actual Overcollateralization	8,649,122.99
Weighted Average Contract Rate	3.85%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	51.40

Flow of Funds	$ Amount
Collections	34,800,132.59
Investment Earnings on Cash Accounts	3,229.58
Servicing Fee	(668,968.12)
Transfer to Collection Account	-
Available Funds	34,134,394.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	238,015.71
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,901,681.40
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,649,122.99
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,755,508.45

Total Distributions of Available Funds	34,134,394.05

Servicing Fee	668,968.12
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 06/15/22	774,549,332.67
Principal Paid	31,100,804.39
Note Balance @ 07/15/22	743,448,528.28

Class A-1
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-2
Note Balance @ 06/15/22	236,669,332.67
Principal Paid	31,100,804.39
Note Balance @ 07/15/22	205,568,528.28
Note Factor @ 07/15/22	53.3930361%

Class A-3
Note Balance @ 06/15/22	385,010,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	385,010,000.00
Note Factor @ 07/15/22	100.0000000%

Class A-4
Note Balance @ 06/15/22	100,230,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	100,230,000.00
Note Factor @ 07/15/22	100.0000000%

Class B
Note Balance @ 06/15/22	35,090,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	35,090,000.00
Note Factor @ 07/15/22	100.0000000%

Class C
Note Balance @ 06/15/22	17,550,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	17,550,000.00
Note Factor @ 07/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	278,081.21
Total Principal Paid	31,100,804.39
Total Paid	31,378,885.60

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	43,389.38
Principal Paid	31,100,804.39
Total Paid to A-2 Holders	31,144,193.77

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2383097
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.6527302
Total Distribution Amount	26.8910399

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1126968
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	80.7792119
Total A-2 Distribution Amount	80.8919087

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	157.61
Noteholders' Third Priority Principal Distributable Amount	564.29
Noteholders' Principal Distributable Amount	278.10

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/22	2,924,574.03
Investment Earnings	2,460.54
Investment Earnings Paid	(2,460.54)
Deposit/(Withdrawal)	-
Balance as of 07/15/22	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,947,165.76	$3,607,534.28	$3,132,955.21
Number of Extensions	148	128	117
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.43%	0.36%